FROST SMALL CAP EQUITY FUND | Class A Shares

THE ADVISORS' INNER CIRCLE FUND II (THE "TRUST")

FROST SMALL CAP EQUITY FUND (THE "FUND")

SUPPLEMENT DATED FEBRUARY 27, 2014 TO THE CLASS A SHARES PROSPECTUS AND

INSTITUTIONAL CLASS SHARES PROSPECTUS, EACH DATED NOVEMBER 28, 2013, AS

SUPPLEMENTED JANUARY 31, 2014 AND FEBRUARY 14, 2014 (TOGETHER, THE

"PROSPECTUSES") AND STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 28, 2013,

AS SUPPLEMENTED FEBRUARY 14, 2014 (THE "SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES AND SAI.

On March 3, 2014, the termination of Cambiar Investors LLC ("Cambiar") as sub-adviser to the Fund and the reduction of the Management Fees of the Fund, which were approved at the February 11, 2014 meeting of the Board of Trustees of the Trust, will become effective. Accordingly, effective March 3, 2014, the Fund's Prospectuses and SAI are amended and supplemented as follows:

I. Sub-Adviser Termination

1. All references to Cambiar and its personnel, and the Fund's current sub-advisory arrangements in the Prospectuses and SAI are hereby deleted.

The "Annual Fund Operating Expenses" table is hereby deleted and replaced with the following:
Annual Fund Operating Expenses		FROST SMALL CAP EQUITY FUND CLASS A SHARES
Management Fees	[1]	0.70%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.19%
Total Annual Fund Operating Expenses		1.14%
[1]	Management Fees have been restated to reflect current fees.

The "Example" table is hereby deleted and replaced with the following:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FROST SMALL CAP EQUITY FUND CLASS A SHARES	437	675	932	1,666

Principal Investment Strategies

2 The Fund's "Principal Investment Strategy" summary section in the Prospectuses is hereby deleted and replaced with the following:

Under normal conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-capitalization companies. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders. The equity securities in which the Fund invests are primarily common stocks. The Fund considers small-capitalization companies to be companies with market capitalizations, at the time of initial investment, between $100 million and $3.5 billion. The Fund, expects to maintain an average market capitalization of less than $2.5 billion.

In selecting investments for the Fund, Frost Investment Advisors, LLC (the "Adviser") intends to use a bottom-up, research-focused investment philosophy that seeks to identify quality companies that are currently undervalued. In particular, the Adviser seeks to invest in companies with strong market positions, sustainable competitive advantages, and superior management. The Adviser targets companies that it expects will experience significant value appreciation within its target investment horizon of 18 to 24 months. The Adviser has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target or a change to a company's fundamentals that negatively impacts the original investment thesis. A security may also be sold in favor of a more attractive investment opportunity.

The Fund may engage in active trading of portfolio securities to achieve its investment objective.

Principal Risks

3. The Fund's "Principal Risks" summary section in the Prospectuses is hereby deleted and replaced with the following:

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC, or any government agency. The principal risks affecting shareholders' investments in the Fund are set forth below.

Equity Risk - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.

Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small-Capitalization Company Risk - The small-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

Portfolio Turnover Risk - The Fund may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Management Risk - The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in, connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Performance Information

4. The five sentences preceding the bar chart in the Fund's "Performance Information" summary section in the Prospectuses are hereby deleted and replaced with the following:

Prior to February 1, 2010, the Fund employed a different investment strategy and prior to March 3, 2014, the Fund was managed by various sub-advisers for different periods of time. Therefore, the past performance shown below may have differed had the Fund's current investment strategy been in effect and had the Adviser been primarily managing the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

Please Retain This Supplement for Future Reference FIA-SK-024-0100